Investments - Schedule of Gross Real Estate and Loan Activity (Parenthetical) (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 02, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Interest capitalized	$ 200	$ 2,900	$ 4,600	$ 2,600
Tenant improvement advances disbursed	$ 5,200	$ 15,100	26,200	25,300
Tenant funded improvements to real estate investments			1,981	16,263
Loans and financing receivables			3,090,326	1,964,710
Below-market lease liabilities				135,100
Accumulated amortization			23,422	16,167
Reclassification of real estate investments to loans and financing receivables			121,100	156,500
Non-cash loss			10,900
Non-cash gain				16,000
Gross real estate assets held for sale			8,400
Accumulated amortization of investments held for sale			100
Non cash acquisition of real estate			18,400
Non-cash real estate and financing receivables acquired in connection with holdback arrangements			64,700
Interest income receivable			27,300	$ 23,700
Related Party
Related Party Transaction [Line Items]
Loans and financing receivables			$ 332,000